Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Carrying value [Member]
Financial Assets:
Cash and cash equivalents	$ 8,716	$ 5,030
Stock in Federal Home Loan Bank	7,073	13,551
Mortgage-backed securities held to maturity	25,921	39,146
Loans receivable held for investment	734,772	917,134
Financial Liabilities:
Customer deposit accounts	870,946	784,681
Brokered deposit accounts	21,367	24,994
Advances from FHLB	127,000	247,000
Subordinated debentures	25,774	25,774
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Estimated fair value [Member]
Financial Assets:
Cash and cash equivalents	8,716	5,030
Stock in Federal Home Loan Bank	0	0
Mortgage-backed securities held to maturity	0	0
Loans receivable held for investment	0	0
Financial Liabilities:
Customer deposit accounts	0	0
Brokered deposit accounts	0	0
Advances from FHLB	0	0
Subordinated debentures	0	0
Significant Other Observable Inputs (Level 2) [Member] | Estimated fair value [Member]
Financial Assets:
Cash and cash equivalents	0	0
Stock in Federal Home Loan Bank	7,073	13,551
Mortgage-backed securities held to maturity	26,117	39,031
Loans receivable held for investment	0	0
Financial Liabilities:
Customer deposit accounts	0	0
Brokered deposit accounts	0	0
Advances from FHLB	0	0
Subordinated debentures	0	0
Significant Unobservable Inputs (Level 3) [Member] | Estimated fair value [Member]
Financial Assets:
Cash and cash equivalents	0	0
Stock in Federal Home Loan Bank	0	0
Mortgage-backed securities held to maturity	0	0
Loans receivable held for investment	763,017	922,191
Financial Liabilities:
Customer deposit accounts	872,160	788,751
Brokered deposit accounts	21,365	25,002
Advances from FHLB	130,393	249,456
Subordinated debentures	$ 9,021	$ 10,000